Summary Unaudited Quarterly Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of the unaudited quarterly results of operations for the period
Revenue	$ 353,234	$ 374,816	$ 329,996	$ 338,052	$ 374,825	$ 425,861	$ 343,183	$ 372,903	$ 1,396,097	$ 1,516,772	$ 1,553,661
Operating income	26,865	33,831	17,067	34,619	54,482	81,634	58,722	47,027	112,382	241,866	252,743
Net income	$ 13,901	$ 17,966	$ 4,709	$ 15,395	$ 28,163	$ 85,260	$ 33,678	$ 26,618	$ 51,971	$ 173,720	$ 189,797
Income (loss) per common share from continuing operations attributable to the controlling interest:
Basic (in dollars per share)	$ 0.23	$ 0.30	$ 0.08	$ 0.25	$ 0.47	$ 1.42	$ 0.56	$ 0.44
Diluted (in dollars per share)	$ 0.23	$ 0.29	$ 0.08	$ 0.25	$ 0.46	$ 1.39	$ 0.55	$ 0.44